LEGG MASON PARTNERS EQUITY TRUST
LEGG MASON ETF INVESTMENT TRUST
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED JULY 6, 2021
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
OF EACH FUND LISTED IN
SCHEDULE A

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers will replace QS Investors as the subadviser of each fund listed in Schedule A (each, a “Fund”), and the name of each Fund marked with an asterisk in Schedule A will change. However, the merger will not change the manner in which any Fund’s portfolio is managed, nor will it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser.
All changes described below are effective August 7, 2021.
The name of each Fund marked with an asterisk in Schedule A is changed to the new name listed next to the Fund’s name in Schedule A.
All references to “QS Investors, LLC” in each Fund’s Summary Prospectus and Prospectus are removed and replaced with “Franklin Advisers, Inc.” and all references to “QS Investors” in each Fund’s Summary Prospectus and Prospectus are removed and replaced with “Franklin Advisers”.
The following disclosure is added to the section in each Fund’s Summary Prospectus and Prospectus titled “Management – Subadviser”:
Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the fund and a wholly-owned subsidiary of Franklin Resources, merged with and into Franklin Advisers, also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, all of the rights and obligations of QS Investors under the subadvisory agreement pursuant to which QS Investors provided subadvisory services to the fund were transferred to Franklin Advisers and Franklin Advisers became the subadviser of the fund. Such transfer did not result in a change of actual control or management. The transfer also did not result in any change to the nature or amount of services provided, or the fees payable, under the subadvisory agreement. In addition, the transfer will not result in any change to the manner in which the fund’s portfolio is managed.
The following disclosure replaces corresponding information regarding “QS Investors” in the second paragraph in the section in each Fund’s Prospectus titled “More on fund management”:
Franklin Advisers has offices at One Franklin Parkway, San Mateo, CA 94403-1906. Franklin Advisers provides asset management services to numerous other investment companies and accounts. As of May 31, 2021, Franklin Advisers had assets under management of approximately $409 billion.
The following disclosure is added immediately after the final paragraph in the section in each Fund’s Prospectus titled “More on fund management”:
Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the fund and a wholly-owned subsidiary of Franklin Resources, merged with and into Franklin Advisers, also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, all of the rights and obligations of QS Investors under the subadvisory agreement pursuant to which QS Investors provided subadvisory services to the fund were transferred to Franklin Advisers and Franklin Advisers became the subadviser of the fund. Such transfer did not result in a change of actual control or management. The transfer also did not result in any change to the nature or amount of services provided, or the fees payable, under the subadvisory agreement. In addition, the transfer will not result in any change to the manner in which the fund’s portfolio is managed.

SCHEDULE A

Fund (Current Name)	New Name	Date of Summary Prospectus and Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS Global Market Neutral Fund*	Franklin Global Market Neutral Fund	January 29, 2021
QS International Equity Fund*	Franklin International Equity Fund	January 29, 2021
QS U.S. Small Capitalization Equity Fund*	Franklin U.S. Small Cap Equity Fund	May 1, 2021

LEGG MASON ETF INVESTMENT TRUST

Legg Mason International Low Volatility High Dividend ETF	—	March 1, 2021
Legg Mason Low Volatility High Dividend ETF	—	March 1, 2021

LEGG MASON PARTNERS EQUITY TRUST

QS Conservative Growth Fund*	Franklin Multi-Asset Conservative Growth Fund	May 28, 2021
QS Defensive Growth Fund*	Franklin Multi-Asset Defensive Growth Fund	May 28, 2021
QS Global Dividend Fund*	Franklin Global Dividend Fund	January 29, 2021
QS Global Equity Fund*	Franklin Global Equity Fund	March 1, 2021
QS Growth Fund*	Franklin Multi-Asset Growth Fund	May 28, 2021
QS Moderate Growth Fund*	Franklin Multi-Asset Moderate Growth Fund	May 28, 2021
QS S&P 500 Index Fund*	Franklin S&P 500 Index Fund	January 29, 2021
QS U.S. Large Cap Equity Fund*	Franklin U.S. Large Cap Equity Fund	March 31, 2021
Please retain this supplement for future reference.

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